CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - Rigetti Computing, Inc [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Net loss	$ (10,470)	$ (7,787)
Other comprehensive loss:
Foreign currency translation (loss) gain	9	52
Comprehensive loss	$ (10,461)	$ (7,735)